Preferred Shares - Conversion rights, Redemption rights and Liquidation rights (Details) $ in Billions	12 Months Ended
Dec. 31, 2023 USD ($)
Preferred Shares
Conversion ratio	1
Amount of market capitalization after offering cost	$ 4
Threshold period for requesting redemption after closing of Series F financing	42 months
Threshold commencement period after issuance of preferred share	5 years
Threshold commencement modified period after closing of Series F financing	42 months
Percentage of redemption price	150.00%
Percentage of liquidation on original issue price	100.00%